COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Payments Under Non-Cancelable Material Purchase Obligations
2025	58,035
2026	64,488
2027	52,913

$175,436